Bank Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Bank Debt (Textual)
Maturity period of debt			January 2014
Bank debt carrying value			$ 75,000	$ 25,000
Interest expense associated with bank debt	21,000	12,000	33,769	185,479
Weighted average interest rate on bank debt			7.60%	8.20%
Installment Notes [Member]
Bank Debt (Textual)
Number of installment notes	1		1
Notes payable monthly principle and interest			533
Interest rate	9.05%		9.05%
Maturity period of debt	July 2016		July 2016
Line of Credit [Member]
Bank Debt (Textual)
Maturity period of debt	Maturing between July 2014 and February 2020		Maturing between July 2013 and February 2020
Number of lines of credit	5		5
Interest rate on lines of credit, minimum	5.50%		5.50%
Interest rate on lines of credit, maximum	9.75%		9.75%
Line of Credit [Member] | Minimum [Member]
Bank Debt (Textual)
Notes payable monthly principle and interest	0		0
Line of Credit [Member] | Maximum [Member]
Bank Debt (Textual)
Notes payable monthly principle and interest	$ 13,000		$ 13,166